EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16	-	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2025, 2024 and 2023, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	57,967	53,654	48,137

	Number of shares
	Year ended December 31,
(in thousands)	2025	2024	2023
Weighted average number of shares used in the computation of basic and diluted earnings per share	19,874	19,894	20,000